UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741

(Name and address of agent for service)

(626) 914-7383
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2009

Item 1. Schedule of Investments.

Schedule of Investments
December 31, 2009
Perkins Discovery Fund (Unaudited)

Shares		Value
	COMMON STOCKS: 88.1%
	Capital Markets: 0.1%
40,000	Swordfish Financial, Inc. *	$7,600

	Computers & Peripherals: 1.2%
17,500	Novatel Wireless, Inc. *	139,475

	Diversified Telecommunication Services: 0.9%
90,000	Broadcast International, Inc. *	106,200

	Electronic Equipment & Instruments: 3.8%
60,000	ADDvantage Technologies Group, Inc. *	120,000
90,000	Wireless Ronin Technologies, Inc. *	332,100
		452,100
	Food Products: 3.0%
10,000	Diamond Foods, Inc.	355,400

	Health Care Equipment & Supplies: 6.0%
150,000	CardioGenesis Corp. *	34,500
30,000	Cardiovascular Systems, Inc. *	137,700
20,000	Span-America Medical Systems, Inc.	320,200
150,000	Uroplasty, Inc. *	226,500
		718,900
	Health Care Providers & Services: 15.2%
60,000	Health Fitness Corp. *	459,000
65,000	IntegraMed America, Inc. *	507,650
25,000	MEDTOX Scientific, Inc. *	193,750
20,000	U.S. Physical Therapy, Inc. *	338,600
25,000	Virtual Radiologic Corp. *	319,000
		1,818,000
	Heathcare Products: 1.2%
50,000	EDAP TMS S.A. - ADR *	138,500

	Hotels, Restaurants & Leisure: 0.1%
50,000	Granite City Food & Brewery Ltd. *	15,250

	Internet & Catalog Retail: 1.9%
45,000	U.S. Auto Parts Network, Inc. *	234,000

	IT Services: 5.4%
80,000	Computer Task Group, Inc. *	640,800

	Marine: 1.8%
25,000	Safe Bulkers, Inc.	219,000

	Media: 17.2%
400,000	Insignia Systems, Inc. *	1,948,000
45,000	Lakes Entertainment, Inc. *	112,950
		2,060,950
	Metals: 1.3%
40,000	USEC, Inc. *	154,000

	Oil & Gas: 2.1%
130,000	Abraxas Petroleum Corp. *	249,600

	Paper & Forest Products: 4.4%
200,000	Verso Paper Corp.	522,000

	Pharmaceuticals: 1.6%
200,000	Heska Corp. *	105,500
50,000	Oculus Innovative Sciences, Inc. *	91,500
		197,000
	Professional Services: 1.0%
50,000	RCM Technologies, Inc. *	124,750

	Semiconductors & Semiconductor Equipment: 4.3%
50,000	Advanced Analogic Technologies, Inc. *	197,000
135,000	Conexant Systems, Inc. *	313,200
		510,200
	Software: 13.9%
20,000	Ebix, Inc. *	976,600
15,000	ePlus, Inc. *	247,650
30,000	NetScout Systems, Inc. *	439,200
		1,663,450
	Specialty Retail: 1.7%
90,000	Appliance Recycling Centers of America, Inc. *	207,000
	TOTAL COMMON STOCKS
	(Cost $9,515,466)	10,534,175

	SHORT-TERM INVESTMENTS: 12.2%
	Money Market Funds: 12.2%
560,647	AIM Liquid Assets Portfolio - Institutional Class, 0.180%^	560,647
577,470	AIM Short-Term Prime Portfolio - Institutional Class, 0.114%^	577,470
321,001	Fidelity Money Market Portfolio - Select Class, 0.205%^	321,001
		1,459,118
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,459,118)	1,459,118

	TOTAL INVESTMENTS IN SECURITIES: 100.3%
	(Cost $10,974,584)	11,993,293
	Liabilities in Excess of Other Assets: (0.3)%	(33,906)
	TOTAL NET ASSETS: 100.0%	$11,959,387

*	Non-income producing security.
ADR	American Depository Receipt
^	7-day yield.

The cost basis of investments for federal income tax purposes at December 31, 2009 was as follows+:

Cost of investments	$10,974,584
Gross unrealized appreciation	4,164,033
Gross unrealized depreciation	(3,145,324)
Net unrealized appreciation	$1,018,709

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Perkins Discovery Fund’s (the "Fund") previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Perkins Discovery Fund
Summary of Fair Value Exposure at December 31, 2009 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

• Level 2 —Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

• Level 3— Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$2,517,200	$-	$-	$2,517,200
Consumer Staples	355,400	-	-	355,400
Energy	403,600	-	-	403,600
Financials	7,600	-	-	7,600
Health Care	2,872,400	-	-	2,872,400
Industrials	343,750	-	-	343,750
Information Technology	3,406,025	-	-	3,406,025
Materials	522,000	-	-	522,000
Telecommunication Services	106,200	-	-	106,200
Total Common Stocks	10,534,175	-	-	10,534,175
Short-Term Investments	1,459,118	-	-	1,459,118
Total Investments in Securities	$11,993,293	$-	$-	$11,993,293

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title       /s/Robert M. Slotky
Robert M. Slotky, President

Date   February 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/Robert M. Slotky
Robert M. Slotky, President

Date   February 23, 2010

By (Signature and Title)*   /s/Patrick J. Rudnick
Patrick J. Rudnick, Treasurer

Date   February 23, 2010

* Print the name and title of each signing officer under his or her signature.